Document and Entity Information	Apr. 30, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 30, 2024
Document Effective Date	May 07, 2024
Prospectus Date	Mar. 01, 2024
BNY Mellon High Yield Beta ETF | BNY Mellon High Yield Beta ETF
Prospectus:
Trading Symbol	BKHY